Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Oct. 08, 2015	Apr. 16, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 8,596,000	$ 14,743,000
2017	4,750,000	9,897,000
2018	743,000	1,243,000
2019	603,000	1,103,000
2020	2,500,000	2,500,000
2021	0	0
Thereafter	0	0
Prescription Database [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,736,000	1,902,000	$ 1,902,000
2017	565,000	731,000
2018	598,000	598,000
2019	573,000	573,000
2020	0	0
2021	0	0
Thereafter	0	0
Natesto [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	6,500,000	8,500,000		$ 8,000,000		$ 8,000,000
2017	4,000,000	6,000,000				$ 6,000,000
2018	0	0
2019	0	0
2020	2,500,000	2,500,000
2021	0	0
Thereafter	0	0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	0	3,000,000			$ 5,000,000
2017	0	2,000,000
2018	0	500,000
2019	0	500,000
2020	0	0
2021	0	0
Thereafter	0	0
Service agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	72,000	204,000
2017	72,000	204,000
2018	0	0
2019	0	0
2020	0	0
2021	0	0
Thereafter	0	0
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	247,000	317,000
2017	72,000	142,000
2018	145,000	145,000
2019	30,000	30,000
2020	0	0
2021	0	0
Thereafter	0	0
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	41,000	70,000
2017	41,000	70,000
2018	0	0
2019	0	0
2020	0	0
2021	0	0
Thereafter	$ 0	0
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total		750,000
2017		750,000
2018		0
2019		0
2020		0
2021		0
Thereafter		$ 0